SUPPLEMENT

Dated September 11, 2008

to the

Class IA Shares Prospectuses dated May 1, 2008

Class IB Shares Prospectuses dated May 1, 2008

 (collectively, the “Prospectuses”)

for Hartford HLS Funds

The Prospectuses are revised as follows effective September 29, 2008:

Hartford Mortgage Securities HLS Fund

Hartford U.S. Government Securities HLS Fund

At a Special Meeting of Shareholders held on September 3, 2008, the shareholders of Hartford Mortgage Securities HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford U.S. Government Securities HLS Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about September 26, 2208.  Following the Reorganization, the Acquired Fund will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Mortgage Securities HLS Fund are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated September 11, 2008

to the Statement of Additional Information

(the “SAI”)

for Hartford HLS Funds

dated May 1, 2008

The SAI is revised as follows effective September 29, 2008:

Hartford Mortgage Securities HLS Fund

Hartford U.S. Government Securities HLS Fund

At a Special Meeting of Shareholders held on September 3, 2008, the shareholders of Hartford Mortgage Securities HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford U.S. Government Securities HLS Fund (the “Acquiring Fund”).  The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about September 26, 2208.  Following the Reorganization, the Acquired Fund will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Mortgage Securities HLS Fund are hereby deleted.

This Supplement should be retained with your SAI for future reference.